Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—2.5%
Interpublic Group of Cos., Inc. (The)	3,725,000	$60,308
Consumer Discretionary—5.8%
Best Buy Co., Inc.	535,000	30,495
BorgWarner, Inc.	1,685,000	41,063
Columbia Sportswear Co.	265,000	18,489
Garmin Ltd.	275,000	20,614
Williams-Sonoma, Inc.	750,000	31,890
		142,551

Consumer Staples—3.1%
Energizer Holdings, Inc.	2,500,000	75,625
Energy—2.7%
Marathon Petroleum Corp.	2,835,000	66,963
Financials—18.9%
Axis Capital Holdings Ltd.	975,000	37,684
Capital One Financial Corp.	725,000	36,555
Comerica, Inc.	1,850,000	54,279
Hartford Financial Services Group, Inc. (The)	1,375,000	48,455
Lincoln National Corp.	1,300,000	34,216
Pinnacle Financial Partners, Inc.	1,580,500	59,332
Progressive Corp. (The)	800,000	59,072
Willis Towers Watson plc	430,000	73,035
Zions Bancorp NA	2,200,000	58,872
		461,500

Health Care—10.1%
Agilent Technologies, Inc.	800,000	57,296
Humana, Inc.	250,000	78,505
Zimmer Biomet Holdings, Inc.	1,100,000	111,188
		246,989

Industrials—13.6%
Fastenal Co.	1,500,000	46,875
IDEX Corp.	285,000	39,361
Jacobs Engineering Group, Inc.	485,000	38,446
	Shares	Value

Industrials—continued
Knight-Swift Transportation Holdings, Inc.	900,000	$29,520
L3Harris Technologies, Inc.	250,000	45,030
Lennox International, Inc.	205,000	37,267
Rockwell Automation, Inc.	230,000	34,709
Spirit AeroSystems Holdings, Inc. Class A	1,030,000	24,648
Stanley Black & Decker, Inc.	365,000	36,500
		332,356

Information Technology—18.2%
Broadridge Financial Solutions, Inc.	410,000	38,880
Dolby Laboratories, Inc. Class A	660,000	35,779
FLIR Systems, Inc.	1,335,000	42,573
KLA Corp.	575,000	82,650
Motorola Solutions, Inc.	600,000	79,752
Western Digital Corp.	1,380,000	57,436
Xilinx, Inc.	1,385,000	107,947
		445,017

Materials—7.0%
Air Products & Chemicals, Inc.	200,000	39,922
Avery Dennison Corp.	265,000	26,996
Martin Marietta Materials, Inc.	210,000	39,738
PPG Industries, Inc.	765,000	63,954
		170,610

Real Estate—7.0%
Alexandria Real Estate Equities, Inc.	250,000	34,265
American Campus Communities, Inc.	440,000	12,210
American Homes 4 Rent Class A	1,370,000	31,784
Medical Properties Trust, Inc.	2,750,000	47,547
SBA Communications, Corp.	170,000	45,895
		171,701

	Shares	Value

Utilities—9.8%
American Electric Power Co., Inc.	430,000	$34,391
CMS Energy Corp.	500,000	29,375
FirstEnergy Corp.	2,050,000	82,144
Public Service Enterprise Group, Inc.	1,275,000	57,260
Sempra Energy	325,000	36,722
		239,892

Total Common Stocks (Identified Cost $2,901,602)		2,413,512

Total Long-Term Investments—98.7% (Identified Cost $2,901,602)		2,413,512

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(1)	21,865	22
Total Short-Term Investment (Identified Cost $22)		22

TOTAL INVESTMENTS—98.7% (Identified Cost $2,901,624)		$2,413,534
Other assets and liabilities, net—1.3%		31,954
NET ASSETS—100.0%		$2,445,488

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Ireland	3
Bermuda	2
Switzerland	1
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,413,512	$2,413,512
Money Market Mutual Fund	22	22
Total Investments	$2,413,534	$2,413,534
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

CEREDEX MID-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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